Registration No. 333-116220

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 21

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 152

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 248-3842
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Depositor's Telephone Number, including Area Code

M. D. Roughton,
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)

_____immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on May 1, 2012 pursuant to paragraph (b) of Rule 485

_____60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____on (date) pursuant to paragraph (a)(1) of Rule 485

_____75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 for Principal Life Insurance Company
Separate Account B ("Registrant") incorporates by reference the Prospectuses, Statement of Additional Information and Part C
that are contained in the Registrant's Post-Effective Amendment No. 19, which was filed with the Securities and Exchange
Commission on January 11, 2012 (SEC Accession Number 0000898745-12-000016). The sole purpose of this Post-Effective
Amendment, which is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, is to extend the effective date of Post-Effective Amendment No. 19 to May 1, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal
Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 5th day of April, 2012.

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B (Registrant)

By : /s/ L. D. Zimpleman L. D. Zimpleman Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY (Depositor)

By : /s/ L. D. Zimpleman L. D. Zimpleman Chairman, President and Chief Executive Officer

Attest: /s/ Joyce N. Hoffman ________________________________ Joyce N. Hoffman Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman
______________________
L. D. Zimpleman	Chairman, President	April 5, 2012
and Chief Executive Officer

/s/ A. R. Sanders
______________________	Senior Vice President and	April 5, 2012
A. R. Sanders	Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
______________________	Senior Vice President	April 5, 2012
T. J. Lillis	and Chief Financial Officer
(Principal Financial officer)

(B. J. Bernard)*	Director	April 5, 2012
B. J. Bernard

(J. Carter-Miller)*	Director	April 5, 2012
J. Carter-Miller

(G. E. Costley)*	Director	April 5, 2012
G. E. Costley

(M.T. Dan)*	Director	April 5, 2012
M. T. Dan

_(D.H. Ferro)*	Director	April 5, 2012
Dennis H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 5, 2012
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 5, 2012
S. L. Helton

(R. L. Keyser)*	Director	April 5, 2012
R. L. Keyser

(L. Maestri)*	Director	April 5, 2012
L. Maestri

(A. K. Mathrani)*	Director	April 5, 2012
A. K. Mathrani

(E. E. Tallett)*	Director	April 5, 2012
E. E. Tallett

*By	/s/ L.D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer
Pursuant to Powers of Attorney

Previously Filed